Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.29%	0.67%
Rate of future salary increase	3.50%	3.50%